STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Authorized Shares

As of September 30, 2024, the Company’s authorized capital stock consists of 50,000,000 shares of preferred stock, a par value of $0.0001 per share, and 500,000,000 shares of common stock, a par value of $0.0001 per share. As of September 30, 2024, the Company had 313,319,980 common shares and 5,000,000 preferred shares issued and outstanding. The preferred stock has twenty (20) votes for each share of preferred shares owned. The preferred shares have no other rights, privileges, and higher claims on the Company’s assets and earnings than common stock.

Preferred Stock

On March 24, 2022, the Board agreed to issue 5,000,000 shares of Preferred Stock to TJM Capital LLC, a limited liability company owned by Mr. McKendrick as the founder, in consideration of services rendered to the Company. As of September 30, 2024, the Company had 5,000,000 preferred shares issued and outstanding.

Common Stock

On March 24, 2022, the Company collectively issued 7,250,000 and 2,750,000 at par value to TJM Capital LLC, a limited liability company owned by Mr. McKendrick and Trent McKendrick, respectively, as the founder and incorporator of the Company.

On March 24, 2022, the Company issued 27,500,000 shares to Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos, for the cash consideration of $275,000.

On March 31, 2022, the Company issued 3,000,000 shares to an individual valued at $30,000 for cash consideration.

On March 31, 2022, the Company issued 20,160,926 shares valued at $500,000 to settle the $500K Note with Lever Holdings.

NOTE 7. STOCKHOLDERS’ EQUITY (continued)

On April 28, 2022, the Company issued 500,000 shares valued at $250,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On April 28, 2022, the Company issued 466,667 shares valued at $350,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On April 28, 2022, the Company issued 33,333 shares to an individual valued at $25,000 for marketing and branding services rendered.

On May 26, 2022, the Company issued 2,000,000 shares valued at $1,500,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On September 28, 2023, the Company entered into a conversion agreement (Conversion Notices) with Eyeon Investments Pty Ltd., Citywest Corp Pty Ltd., and Northrock Unit Capital Trust, whereby the noteholders agreed to convert the outstanding notes they held, with a principal amount totaling $1,100,000 and any accrued interest thereon, into shares of the Company’s common stock. Pursuant to the terms of the Conversion Notices, the Company issued an aggregate of 2,285,424 shares of common stock as full settlement of the outstanding notes.

On October 1, 2023, the Company entered into a conversion agreement (Conversion Notice) with Collin Philips, whereby the noteholder agreed to convert the outstanding notes they held, with a principal amount totaling $6,599 and any accrued interest thereon, into shares of the Company’s common stock. Pursuant to the terms of the Conversion Notices, the Company issued an aggregate of 13,998 shares of common stock as full settlement of the outstanding notes.

Warrants

There are no outstanding warrants.

NOTE 6. STOCKHOLDERS’ EQUITY

Authorized Shares

As of December 31, 2022, the Company’s authorized capital stock consists of 50,000,000 shares of preferred stock, a par value of $0.0001 per share, and 500,000,000 shares of common stock, a par value of $0.0001 per share. As of December 31, 2022, the Company had 63,660,926 common shares and 5,000,000 preferred shares issued and outstanding. The preferred stock has twenty (20) votes for each share of preferred shares owned. The preferred shares have no other rights, privileges, and higher claims on the Company’s assets and earnings than common stock.

Preferred Stock

On March 24, 2022, the Board agreed to issue 5,000,000 shares of Preferred Stock to TJM Capital LLC, a limited liability company owned by Mr. McKendrick as the founder, in consideration of services rendered to the Company. As of December 31, 2022, the Company had 5,000,000 preferred shares issued and outstanding.

Common Stock

On March 24, 2022, the Company collectively issued 7,250,000 and 2,750,000 at par value to TJM Capital LLC, a limited liability company owned by Mr. McKendrick and Trent McKendrick, respectively, as the founder and incorporator of the Company.

On March 24, 2022, the Company issued 27,500,000 shares to Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos, for the cash consideration of $275,000.

On March 31, 2022, the Company issued 3,000,000 shares to an individual valued at $30,000 for cash consideration.

On March 31, 2022, the Company issued 20,160,926 shares valued at $500,000 to settle the $500K Note with Lever Holdings.

On April 28, 2022, the Company issued 500,000 shares valued at $250,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On April 28, 2022, the Company issued 466,667 shares valued at $350,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On April 28, 2022, the Company issued 33,333 shares to an individual valued at $25,000 for marketing and branding services rendered.

On May 26, 2022, the Company issued 2,000,000 shares valued at $1,500,000 for cash consideration received from Eyeon Investment Pty Ltd., an entity controlled by Mr. Copulos.

On September 28, 2023, the Company entered into a conversion agreement (Conversion Notices) with Eyeon Investments Pty Ltd., Citywest Corp Pty Ltd., and Northrock Unit Capital Trust, whereby the noteholders agreed to convert the outstanding notes they held, with a principal amount totaling $1,100,000 and any accrued interest thereon, into shares of the Company’s common stock. Pursuant to the terms of the Conversion Notices, the Company issued an aggregate of 2,285,424 shares of common stock as full settlement of the outstanding notes.

On October 1, 2023, the Company entered into a conversion agreement (Conversion Notice) with Collin Philips, whereby the noteholder agreed to convert the outstanding notes they held, with a principal amount totaling $6,599 and any accrued interest thereon, into shares of the Company’s common stock. Pursuant to the terms of the Conversion Notices, the Company issued an aggregate of 13,998 shares of common stock as full settlement of the outstanding notes.

Warrants

There are no outstanding warrants.